DEBT AND WARRANTS (Schedule of Future Principal Payments Under Debt Obligations) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Year Ending December 31,
2014		$ 716,000
2014	358,000
2015	1,108,000	358,000
Total	$ 1,466,000	$ 1,074,000